Intangible assets and goodwill (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Debt Leverage Rate		0.00%
Description Of Royalty Rates Applied To Cash Flow Projections		3.00%	3.00%	3.00%
Growth rate used to extrapolate cash flow projections		3.00%	3.00%	3.00%
Discount rate applied to cash flow projections		15.00%	24.00%	24.00%
Description Of Royalty Applied To Cash Flow Projections		5 years
Tianma kindergarten [Member]
Goodwill derecognised without having previously been included in disposal group classified as held for sale	¥ 406